Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits [Line Items]
Deposits	₩ 326,416,868	₩ 294,874,256
Demand Deposits
Deposits [Line Items]
Deposits	148,725,197	116,282,707
Demand Deposits | Domestic currency [Member]
Deposits [Line Items]
Deposits	132,444,929	103,048,895
Demand Deposits | Foreign currency [Member]
Deposits [Line Items]
Deposits	16,280,268	13,233,812
Time Deposits
Deposits [Line Items]
Deposits	157,833,891	158,427,447
Time Deposits | Domestic currency [Member]
Deposits [Line Items]
Deposits	137,719,464	139,824,896
Time Deposits | Foreign currency [Member]
Deposits [Line Items]
Deposits	20,114,427	18,602,551
Certificates of deposits
Deposits [Line Items]
Deposits	5,946,704	9,707,791
Discount note deposits
Deposits [Line Items]
Deposits	6,226,937	4,579,587
CMA
Deposits [Line Items]
Deposits	4,006,319	3,987,372
Other
Deposits [Line Items]
Deposits	₩ 3,677,820	₩ 1,889,352